Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000015999 | Goldman Sachs8603573
Holdings [Line Items]
Percent of Total Investments	9.90%
C000015999 | FHLB DN8603615
Holdings [Line Items]
Percent of Total Investments	6.80%
C000015999 | FHLB DN8603619
Holdings [Line Items]
Percent of Total Investments	6.30%
C000015999 | United States Treasury Bill8603634
Holdings [Line Items]
Percent of Total Investments	4.90%
C000015999 | FHLB DN8603605
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015999 | FHLB DN8603623
Holdings [Line Items]
Percent of Total Investments	4.20%
C000015999 | FHLB DN8603613
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015999 | FHLB DN8603621
Holdings [Line Items]
Percent of Total Investments	3.40%
C000015999 | FHLB DN8603629
Holdings [Line Items]
Percent of Total Investments	3.30%
C000015999 | FFCB8603589
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015999 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000015999 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000015999 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000015999 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000016001 | Goldman Sachs8603573
Holdings [Line Items]
Percent of Total Investments	9.90%
C000016001 | FHLB DN8603615
Holdings [Line Items]
Percent of Total Investments	6.80%
C000016001 | FHLB DN8603619
Holdings [Line Items]
Percent of Total Investments	6.30%
C000016001 | United States Treasury Bill8603634
Holdings [Line Items]
Percent of Total Investments	4.90%
C000016001 | FHLB DN8603605
Holdings [Line Items]
Percent of Total Investments	4.20%
C000016001 | FHLB DN8603623
Holdings [Line Items]
Percent of Total Investments	4.20%
C000016001 | FHLB DN8603613
Holdings [Line Items]
Percent of Total Investments	4.10%
C000016001 | FHLB DN8603621
Holdings [Line Items]
Percent of Total Investments	3.40%
C000016001 | FHLB DN8603629
Holdings [Line Items]
Percent of Total Investments	3.30%
C000016001 | FFCB8603589
Holdings [Line Items]
Percent of Total Investments	3.00%
C000016001 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016001 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000016001 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000016001 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000016000 | Goldman Sachs8603573
Holdings [Line Items]
Percent of Total Investments	9.90%
C000016000 | FHLB DN8603615
Holdings [Line Items]
Percent of Total Investments	6.80%
C000016000 | FHLB DN8603619
Holdings [Line Items]
Percent of Total Investments	6.30%
C000016000 | United States Treasury Bill8603634
Holdings [Line Items]
Percent of Total Investments	4.90%
C000016000 | FHLB DN8603605
Holdings [Line Items]
Percent of Total Investments	4.20%
C000016000 | FHLB DN8603623
Holdings [Line Items]
Percent of Total Investments	4.20%
C000016000 | FHLB DN8603613
Holdings [Line Items]
Percent of Total Investments	4.10%
C000016000 | FHLB DN8603621
Holdings [Line Items]
Percent of Total Investments	3.40%
C000016000 | FHLB DN8603629
Holdings [Line Items]
Percent of Total Investments	3.30%
C000016000 | FFCB8603589
Holdings [Line Items]
Percent of Total Investments	3.00%
C000016000 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016000 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000016000 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000016000 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000134824 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8605627
Holdings [Line Items]
Percent of Total Investments	1.30%
C000134824 | Chicago, O'Hare International Airport8605536
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134824 | Westchester, Tobacco Asset Securitization8606266
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134824 | North Texas, Tollway Authority8605524
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134824 | Illinois State, Housing Development Authority8605855
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Sierra Vista, Industrial Development Authority8606197
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Legato Community Authority8605928
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8605635
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Main Street Natural Gas8605621
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | New Hope, Cultural Education Facilities Finance8606014
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134824 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000134824 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134824 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134824 | Water
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134824 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134824 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134824 | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134824 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134824 | Airports
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000134824 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000134824 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000134824 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000134824 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000134824 | Education
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000134825 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8605627
Holdings [Line Items]
Percent of Total Investments	1.30%
C000134825 | Chicago, O'Hare International Airport8605536
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134825 | Westchester, Tobacco Asset Securitization8606266
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134825 | North Texas, Tollway Authority8605524
Holdings [Line Items]
Percent of Total Investments	0.80%
C000134825 | Illinois State, Housing Development Authority8605855
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Sierra Vista, Industrial Development Authority8606197
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Legato Community Authority8605928
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Puerto Rico, Sales Tax Financing, Sales Tax Revenue8605635
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Main Street Natural Gas8605621
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | New Hope, Cultural Education Facilities Finance8606014
Holdings [Line Items]
Percent of Total Investments	0.70%
C000134825 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000134825 | Board Bank Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134825 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134825 | Water
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134825 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134825 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134825 | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134825 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134825 | Airports
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000134825 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000134825 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000134825 | Industrial Development
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000134825 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000134825 | Education
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000123069 | Golub Capital BDC 48603864
Holdings [Line Items]
Percent of Total Investments	4.10%
C000123069 | Primary Wave Music IP Fund LP8603886
Holdings [Line Items]
Percent of Total Investments	3.10%
C000123069 | City National Rochdale FIOF Investments (Ireland) Limited8603862
Holdings [Line Items]
Percent of Total Investments	2.90%
C000123069 | Armada Euro CLO III DAC8606293
Holdings [Line Items]
Percent of Total Investments	0.90%
C000123069 | TCW Direct Lending LLC8603891
Holdings [Line Items]
Percent of Total Investments	0.70%
C000123069 | Petroleos de Venezuela8605753
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123069 | Sandstone Peak III8606432
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123069 | Akbank8605640
Holdings [Line Items]
Percent of Total Investments	0.60%
C000123069 | Axian Telecom8605600
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123069 | Sasol Financing USA8605696
Holdings [Line Items]
Percent of Total Investments	0.40%
C000123069 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000123069 | Future
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123069 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123069 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000123069 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000123069 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123069 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123069 | Note
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000123069 | Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000123069 | Non-Listed Business Development Company
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123069 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000123069 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000123069 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000123067 | Williams8603855
Holdings [Line Items]
Percent of Total Investments	3.90%
C000123067 | Altria Group8603762
Holdings [Line Items]
Percent of Total Investments	3.60%
C000123067 | Entergy8603788
Holdings [Line Items]
Percent of Total Investments	3.60%
C000123067 | AT&T8603766
Holdings [Line Items]
Percent of Total Investments	3.40%
C000123067 | International Paper8603808
Holdings [Line Items]
Percent of Total Investments	3.30%
C000123067 | Philip Morris International8603830
Holdings [Line Items]
Percent of Total Investments	3.00%
C000123067 | American Electric Power8603764
Holdings [Line Items]
Percent of Total Investments	3.00%
C000123067 | Duke Energy8603786
Holdings [Line Items]
Percent of Total Investments	2.90%
C000123067 | Citizens Financial Group8603778
Holdings [Line Items]
Percent of Total Investments	2.80%
C000123067 | Regions Financial8603836
Holdings [Line Items]
Percent of Total Investments	2.60%
C000123067 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123067 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000123067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123067 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000123067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000123067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000123067 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000123067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000123067 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000123067 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000123067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000120110 | Apple8603687
Holdings [Line Items]
Percent of Total Investments	6.90%
C000120110 | Microsoft8603710
Holdings [Line Items]
Percent of Total Investments	6.60%
C000120110 | NVIDIA8603716
Holdings [Line Items]
Percent of Total Investments	5.70%
C000120110 | Alphabet8603682
Holdings [Line Items]
Percent of Total Investments	4.10%
C000120110 | Amazon.Com8603683
Holdings [Line Items]
Percent of Total Investments	3.80%
C000120110 | JPMorgan Chase8603702
Holdings [Line Items]
Percent of Total Investments	3.10%
C000120110 | Meta Platforms8603709
Holdings [Line Items]
Percent of Total Investments	2.60%
C000120110 | Berkshire Hathaway8603690
Holdings [Line Items]
Percent of Total Investments	2.50%
C000120110 | Visa8603750
Holdings [Line Items]
Percent of Total Investments	2.40%
C000120110 | T-Mobile US8603737
Holdings [Line Items]
Percent of Total Investments	2.30%
C000120110 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120110 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000120110 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000120110 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000120110 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000120110 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120110 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120110 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000120110 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000120110 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120110 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000120110 | Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120110 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120109 | Apple8603687
Holdings [Line Items]
Percent of Total Investments	6.90%
C000120109 | Microsoft8603710
Holdings [Line Items]
Percent of Total Investments	6.60%
C000120109 | NVIDIA8603716
Holdings [Line Items]
Percent of Total Investments	5.70%
C000120109 | Alphabet8603682
Holdings [Line Items]
Percent of Total Investments	4.10%
C000120109 | Amazon.Com8603683
Holdings [Line Items]
Percent of Total Investments	3.80%
C000120109 | JPMorgan Chase8603702
Holdings [Line Items]
Percent of Total Investments	3.10%
C000120109 | Meta Platforms8603709
Holdings [Line Items]
Percent of Total Investments	2.60%
C000120109 | Berkshire Hathaway8603690
Holdings [Line Items]
Percent of Total Investments	2.50%
C000120109 | Visa8603750
Holdings [Line Items]
Percent of Total Investments	2.40%
C000120109 | T-Mobile US8603737
Holdings [Line Items]
Percent of Total Investments	2.30%
C000120109 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120109 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000120109 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000120109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000120109 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000120109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120109 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120109 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000120109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000120109 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000120109 | Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120111 | Apple8603687
Holdings [Line Items]
Percent of Total Investments	6.90%
C000120111 | Microsoft8603710
Holdings [Line Items]
Percent of Total Investments	6.60%
C000120111 | NVIDIA8603716
Holdings [Line Items]
Percent of Total Investments	5.70%
C000120111 | Alphabet8603682
Holdings [Line Items]
Percent of Total Investments	4.10%
C000120111 | Amazon.Com8603683
Holdings [Line Items]
Percent of Total Investments	3.80%
C000120111 | JPMorgan Chase8603702
Holdings [Line Items]
Percent of Total Investments	3.10%
C000120111 | Meta Platforms8603709
Holdings [Line Items]
Percent of Total Investments	2.60%
C000120111 | Berkshire Hathaway8603690
Holdings [Line Items]
Percent of Total Investments	2.50%
C000120111 | Visa8603750
Holdings [Line Items]
Percent of Total Investments	2.40%
C000120111 | T-Mobile US8603737
Holdings [Line Items]
Percent of Total Investments	2.30%
C000120111 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000120111 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000120111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000120111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000120111 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000120111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000120111 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120111 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000120111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000120111 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000120111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000120111 | Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000120111 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%